United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/16

Date of Reporting Period: Quarter ended 09/30/15

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—96.1%
	Aerospace/Defense—1.5%
$1,876,364	B/E Aerospace, Inc., Term Loan—Institutional, 4.00%, 12/16/2021	$1,881,936
1,000,000	Standard Aero Ltd., Term Loan—Institutional, 5.25%, 7/7/2022	1,002,500
4,889,367	TransDigm, Inc., Term Loan—Institutional, 3.50%, 5/14/2022	4,824,167
987,500	TransDigm, Inc., Term Loan—Institutional, 3.75%, 6/4/2021	977,008
	TOTAL	8,685,611
	Automotive—3.4%
1,564,575	Affinia Group, Inc., Term Loan—Institutional, 5.06%, 4/25/2020	1,564,575
1,950,239	Allison Transmission, Inc., Term Loan—Institutional, 3.50%, 8/23/2019	1,952,793
1,050,000	Autoparts Holdings, Term Loan—Institutional, 11.00%, 1/29/2018	564,375
987,500	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 4/4/2021	982,972
4,950,000	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/3/2021	4,703,366
2,211,538	INA Beteiligungsgesellschaft mbH, Term Loan—Institutional, 4.25%, 5/15/2020	2,217,233
1,563,936	MPG Holdco I, Inc., Term Loan—Institutional, 3.75%, 10/20/2021	1,557,907
1,945,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,940,138
1,500,000	TI Group Auto Systems LLC, Term Loan—Institutional, 4.50%, 6/30/2022	1,483,748
2,769,768	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,721,297
	TOTAL	19,688,404
	Building Materials—2.5%
2,940,000	American Builders & Contractors Supply Co., Inc., Term Loan—Institutional, 3.50%, 4/16/2020	2,922,845
2,000,000	Beacon Roofing Supply, Inc., Term Loan—Institutional, 4.00%, 9/25/2022	1,999,160
3,927,329	CPG International, Inc., Term Loan—Institutional, 4.75%, 9/30/2020	3,891,335
3,000,000	HD Supply, Inc., Term Loan—Institutional, 3.75%, 8/13/2021	2,991,750
987,511	Nortek, Inc., Term Loan—Institutional, 3.50%, 10/30/2020	981,961
1,952,644	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	1,938,976
	TOTAL	14,726,027
	Cable Satellite—1.8%
2,493,750	Altice Financing SA, Term Loan—Institutional, 5.25%, 2/4/2022	2,489,074
1,000,000	CCO Safari III LLC, Term Loan—Institutional, 3.50%, 1/21/2023	996,045
1,413,691	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,398,677
1,930,253	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	1,910,835
997,500	Eldorado Resorts, Inc., Term Loan—Institutional, 4.25%, 7/23/2022	998,123
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	1,384,542
1,346,643	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/30/2023	1,328,975
	TOTAL	10,506,271
	Cable TV—0.5%
3,000,000	CSC Holdings LLC, Term Loan—Institutional, 4.00%, 9/25/2022	2,987,250
	Chemicals—1.9%
3,750,203	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,724,083
2,977,500	Eco Services Operations LLC, Term Loan—Institutional, 4.75%, 12/1/2021	2,970,056
992,500	MacDermid, Inc., Term Loan—Institutional, 4.75%, 6/7/2020	968,308
1,473,750	Oxea SARL, Term Loan—Institutional, 4.25%, 1/15/2020	1,435,683
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 7/15/2020	1,890,000
	TOTAL	10,988,130
	Consumer Cyclical Services—3.9%
4,152,427	Garda World Security Corp., Term Loan—Institutional, 4.003%, 11/8/2020	4,086,257

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical Services—continued
$1,062,249	Garda World Security Corp., Term Loan B-DD—Institutional, 4.003%, 11/8/2020	$1,045,322
3,947,525	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	3,932,722
8,673,712	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	8,678,439
211,976	USAGM HoldCo LLC, Term Loan D-Institutional, 4.75%, 7/28/2022	209,791
122,449	USAGM HoldCo LLC, 2nd Lien, 9.50%, 7/28/2023	121,531
2,802,395	USAGM HoldCo LLC, Term Loan—Institutional, 4.75%, 7/28/2022	2,773,502
1,877,551	USAGM HoldCo LLC, Term Loan—Institutional, 9.50%, 7/28/2023	1,863,469
	TOTAL	22,711,033
	Consumer Products—4.5%
2,621,680	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,626,910
2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 4.50%, 4/15/2021	2,205,815
5,399,923	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	4,907,180
1,250,000	Jarden Corp., Term Loan—Institutional, 2.94%, 7/30/2022	1,251,169
5,500,000	Party City Holdings, Inc., Term Loan—Institutional, 4.25%, 8/19/2022	5,496,563
2,039,081	Prestige Brands, Inc., Term Loan—Institutional, 3.510%, 9/3/2021	2,040,896
846,155	Spectrum Brands, Inc., Term Loan—Institutional, 3.81%, 6/23/2022	850,267
3,905,422	SRAM LLC, Term Loan—Institutional, 4.02%, 4/10/2020	3,700,388
2,365,475	Water Pik, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	2,362,518
831,579	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	814,947
	TOTAL	26,256,653
	Diversified Manufacturing—2.2%
1,990,000	Dynacast International LLC, Term Loan—Institutional, 4.50%, 1/28/2022	1,983,164
2,000,000	Dynacast International LLC, Term Loan—Institutional, 9.50%, 1/30/2023	1,996,880
4,909,899	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	4,641,229
3,961,644	Milacron LLC, Term Loan—Institutional, 4.50%, 9/28/2020	3,961,644
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	499,755
	TOTAL	13,082,672
	Financial Institutions—3.1%
1,945,350	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,916,170
6,932,242	Hub International Ltd., Term Loan—Institutional, 4.00%, 10/2/2020	6,789,265
2,950,063	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,910,428
2,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	1,895,000
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,842,500
1,980,000	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	1,906,582
	TOTAL	18,259,945
	Food & Beverage—4.0%
27,120	Aramark Corp., Revolver—1st Lien, 3.70%, 7/26/2016	26,968
4,686,118	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,677,823
1,952,607	Del Monte Pacific Ltd., Term Loan—Institutional, 4.26%, 2/18/2021	1,854,977
3,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	2,685,000
5,904,633	Performance Food Group, Inc., Term Loan—Institutional, 6.75%, 11/14/2019	5,924,295
3,461,370	Pinnacle Foods Finance LLC., Term Loan G—Institutional, 3.00%, 4/29/2020	3,457,666
980,000	Pinnacle Foods Finance LLC., Term Loan H—Institutional, 3.00%, 4/29/2020	978,775
3,910,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,912,073
	TOTAL	23,517,577
	Gaming—4.1%
1,370,587	Affinity Gaming LLC, Term Loan—Institutional, 5.25%, 11/9/2017	1,378,297
2,493,750	American Casino & Entertainment, Term Loan—Institutional, 5.00%, 7/7/2022	2,499,984
2,344,933	Cannery Casino Resorts LLC, Term Loan—Institutional, 7.00%, 10/2/2018	2,313,675

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$3,899,573	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	$3,876,176
5,919,886	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	5,905,086
975,076	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	974,466
1,316,024	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	1,317,077
2,723,329	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,722,199
2,940,000	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,930,195
	TOTAL	23,917,155
	Health Care—10.9%
3,990,000	Air Medical Group Holdings, Inc., Term Loan—Institutional, 4.50%, 4/28/2022	3,945,751
987,500	Amsurg Corp., Term Loan—Institutional, 3.50%, 7/16/2021	989,426
1,554,923	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,494,670
4,811,760	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	4,661,392
341,603	CHS/Community Health Systems, Inc., Term Loan—Institutional, 3.75%, 12/31/2019	341,479
628,541	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.00%, 1/27/2021	629,368
491,275	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	491,273
3,000,000	Endo Luxembourg Finance, Term Loan—Institutional, 3.75%, 9/25/2022	2,995,785
3,155,188	Envision Healthcare Corp., Term Loan—Institutional, 4.00%, 5/25/2018	3,158,485
951,318	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	911,677
1,909,480	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	1,913,299
5,910,050	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	5,893,413
6,614,065	Multiplan, Inc., Term Loan—Institutional, 3.75%, 3/31/2021	6,543,790
4,937,393	National Mentor Holdings, Inc., Term Loan—Institutional, 4.25%, 1/31/2021	4,906,534
5,937,425	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	5,845,899
2,277,618	Radnet Management, Inc., Term Loan—Institutional, 4.27%, 10/10/2018	2,271,457
6,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	5,805,000
4,000,000	Sterigenics-Nordion Holdings LLC, Term Loan—Institutional, 4.25%, 5/15/2022	3,982,520
995,000	Surgical Care Affiliates, Inc., Term Loan—Institutional, 4.25%, 3/17/2022	995,000
5,879,634	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 6/6/2019	5,842,886
	TOTAL	63,619,104
	Independent Energy—0.9%
2,500,000	EP Energy LLC., Term Loan—Institutional, 3.50%, 5/24/2018	2,334,375
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	362,812
1,961,248	Fieldwood Energy, Term Loan—Institutional, 3.88%, 9/28/2018	1,675,641
3,746,305	Fieldwood Energy, Term Loan—Institutional, 8.38%, 9/30/2020	1,064,569
	TOTAL	5,437,397
	Industrial - Other—3.9%
3,394,286	Custom Sensors & Technologies, Inc., Term Loan—Institutional, 4.50%, 9/30/2021	3,391,112
2,935,330	Filtration Group, Inc., Term Loan—Institutional, 4.25%, 11/22/2020	2,939,616
757,979	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	758,771
2,172,090	Generac Power Systems, Term Loan—Institutional, 3.50%, 5/31/2020	2,101,497
3,680,282	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	3,673,382
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	2,988,750
3,114,732	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/28/2019	3,113,439
1,985,000	Mueller Water Products, Inc., Term Loan—Institutional, 4.00%, 11/25/2021	1,993,267
1,592,897	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,584,933
	TOTAL	22,544,767
	Leisure—0.1%
209,476	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	209,884

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Leisure—continued
$498,750	Regal Cinemas Corp., Term Loan—Institutional, 3.75%, 4/1/2022	$500,111
	TOTAL	709,995
	Lodging—2.5%
2,929,035	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	2,915,312
3,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	2,992,500
3,303,576	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.50%, 10/25/2020	3,300,471
2,947,500	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 4.75%, 12/9/2020	2,954,250
2,495,776	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 3.75%, 4/14/2021	2,481,213
	TOTAL	14,643,746
	Media Entertainment—7.3%
2,000,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—Institutional, 3.00%, 1/31/2021	1,992,320
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.94%, 1/30/2019	5,200,187
6,178,097	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	6,174,236
1,043,283	Entercom Radio LLC, Term Loan—Institutional, 4.02%, 11/23/2018	1,044,154
4,160,811	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	4,105,327
3,970,000	IMC OP LP, Term Loan—Institutional, 4.50%, 8/15/2020	3,957,594
4,925,218	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	4,839,027
2,500,000	NEP/NCP Holdco, Inc., Term Loan—Institutional, 10.00%, 7/22/2020	2,500,000
771,279	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.20%, 4/15/2021	774,167
4,181,152	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	4,155,020
2,957,550	Time, Inc., Term Loan—Institutional, 4.25%, 4/24/2021	2,953,853
4,201,023	Townsquare Media, Inc., Term Loan—Institutional, 4.35%, 4/1/2022	4,193,167
997,500	Tribune Media Co., Term Loan—Institutional, 3.75%, 12/27/2020	990,438
	TOTAL	42,879,490
	Midstream—1.3%
2,593,474	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	2,463,800
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,509,127
1,858,823	Energy Transfer Equity LP, Term Loan—Institutional, 4.00%, 12/2/2019	1,832,874
	TOTAL	7,805,801
	Packaging—4.7%
2,000,000	Berry Plastics Corp., Term Loan—Institutional, 4.00%, 9/17/2022	1,998,900
2,431,217	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,412,594
1,344,746	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,337,538
7,904,962	Bway Holding Co., Term Loan—Institutional, 5.50%, 8/14/2020	7,890,141
1,975,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,964,137
1,970,000	Multi Packaging Solutions, Inc., Term Loan B—Institutional, 4.25%, 9/30/2020	1,959,165
1,246,875	Owens-Brockway Glass Container, Inc., Term Loan—Institutional, 3.50%, 9/1/2022	1,252,916
1,574,182	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.50%, 12/1/2018	1,576,866
4,417,680	Signode Industrial Group, Term Loan—Institutional, 3.75%, 5/1/2021	4,390,069
498,750	Tekni-Plex, Inc., Term Loan—Institutional, 4.50%, 6/1/2022	498,002
2,000,000	Tekni-Plex, Inc., Term Loan—Institutional, 8.75%, 6/1/2023	2,000,000
	TOTAL	27,280,328
	Pharmaceuticals—2.5%
1,500,000	AMAG Pharmaceutical, Inc., Term Loan—Institutional, 4.75%, 8/17/2021	1,496,250
1,970,000	Grifols SA, Term Loan—Institutional, 3.19%, 2/27/2021	1,973,221
5,985,000	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.25%, 8/18/2022	5,927,963
1,995,000	Quintiles Transnational Corp., Term Loan—Institutional, 3.25%, 5/12/2022	1,998,990
1,388,590	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 3.75%, 8/5/2020	1,370,365

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Pharmaceuticals—continued
$1,990,000	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 4.00%, 4/1/2022	$1,972,597
	TOTAL	14,739,386
	Restaurants—0.8%
3,023,448	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—Institutional, 3.75%, 12/12/2021	3,013,244
1,466,250	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	1,440,591
	TOTAL	4,453,835
	Retailers—3.8%
2,828,116	Academy Ltd., Term Loan—Institutional, 5.00%, 7/2/2022	2,817,341
1,670,886	Dollar Tree, Inc., Term Loan—Institutional, 3.50%, 7/6/2022	1,674,370
2,934,950	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,934,172
5,907,568	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	5,793,109
1,351,952	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	1,352,311
1,995,000	PetSmart, Inc., Term Loan—Institutional, 4.25%, 3/10/2022	1,993,843
2,984,849	Talbots, Inc., Term Loan—Institutional, 5.50%, 3/19/2020	2,940,076
3,000,000	Talbots, Inc., Term Loan—Institutional, 9.50%, 3/19/2021	2,946,240
	TOTAL	22,451,462
	Services—1.6%
2,977,537	Acosta Holdco, Inc., Term Loan—Institutional, 4.25%, 9/26/2021	2,937,534
1,965,062	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,939,153
2,159,548	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	2,110,958
2,203,728	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	2,187,200
	TOTAL	9,174,845
	Technology—20.4%
954,700	Applied Systems, Inc., Term Loan—Institutional, 4.25%, 1/23/2021	953,507
2,058,593	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	2,045,727
1,285,623	Avago Technologies Ltd., Term Loan—Institutional, 3.75%, 5/6/2021	1,286,356
2,930,620	Avaya, Inc., Term Loan—Institutional, 6.25%, 5/29/2020	2,313,358
1,496,250	Black Knight InfoServ LLC, Term Loan—Institutional, 3.75%, 5/27/2022	1,503,731
1,452,021	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,446,932
3,000,000	Blue Coat Systems, Inc., Term Loan—Institutional, 4.50%, 5/26/2022	2,979,375
4,780,670	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,361,166
1,950,014	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,936,091
2,000,000	CommScope, Inc., Term Loan—Institutional, 3.75%, 12/29/2022	2,001,250
5,712,609	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	4,691,480
2,977,500	Compuware Corp., Term Loan—Institutional, 6.25%, 12/15/2021	2,877,009
2,912,288	Dell, Inc., Term Loan—Institutional, 4.00%, 4/29/2020	2,901,075
1,995,000	Deltek, Inc., Term Loan—Institutional, 5.00%, 6/25/2022	1,998,741
2,984,049	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	2,972,858
3,000,000	Ensemble S Merger Sub, Inc., Term Loan—Institutional, 4.75%, 9/21/2022	2,997,660
4,112,477	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	4,084,203
2,992,500	Epicor Software Corp., Term Loan—Institutional, 4.75%, 6/1/2022	2,977,538
1,026,740	First Data Corp., Term Loan—Institutional, 4.20%, 3/24/2021	1,026,735
952,851	Freescale Semiconductor, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	953,247
2,940,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	2,945,513
2,470,100	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 7/1/2022	2,467,024
1,000,000	Hyland Software, Inc., Term Loan—Institutional, 8.25%, 7/1/2023	995,625
3,000,000	Informatica Corp., Term Loan—Institutional, 4.50%, 6/3/2022	2,986,650
2,843,380	Information Resources, Inc., Term Loan—Institutional, 4.75%, 9/26/2020	2,856,403
5,433,725	Interactive Data Corp., Term Loan—Institutional, 4.75%, 5/2/2021	5,423,537

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$816,176		Ion Trading Technologies Sarl, Term Loan—Institutional, 4.25%, 6/10/2021	$810,055
3,693,841		Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	3,685,751
1,990,000		Lattice Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/10/2021	1,890,500
2,890,067		Lawson Software, Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,802,773
2,000,000		Linxens France SA, Term Loan—Institutional, 5.00%, 7/11/2022	1,990,830
1,000,000		Linxens France SA, Term Loan—Institutional, 9.50%, 7/11/2023	998,750
1,995,000		Mitel Network Corp., Term Loan—Institutional, 5.00%, 4/29/2022	1,986,900
1,957,532		Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/9/2021	1,905,334
2,500,000		Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/11/2022	2,433,325
1,990,000		Riverbed Technology, Inc., Term Loan—Institutional, 6.00%, 4/27/2022	1,995,801
1,433,697		Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,438,780
2,992,500		Science Applications International Corp., Term Loan—Institutional, 3.75%, 5/4/2022	2,994,849
1,587,444		SS&C Technologies, Inc., Term Loan B1—Institutional, 4.00%, 7/8/2022	1,592,738
251,121		SS&C Technologies, Inc., Term Loan B2—Institutional, 4.00%, 7/8/2022	251,959
1,900,387		TASC, Inc., Term Loan—Institutional, 7.02%, 5/23/2020	1,907,514
1,900,460		TASC, Inc., Term Loan—Institutional, 7.02%, 5/23/2020	1,907,587
2,000,000		TASC, Inc., Term Loan—Institutional, 12.00%, 5/23/2021	2,035,000
3,987,494		Tibco Software, Inc., Term Loan—Institutional, 6.50%, 12/4/2020	3,957,588
1,241,255		TransFirst, Inc., Term Loan—Institutional, 4.75%, 11/12/2021	1,240,094
4,500,000		TransFirst, Inc., Term Loan—Institutional, 9.00%, 11/12/2022	4,453,605
5,907,469		Transunion LLC, Term Loan—Institutional, 3.50%, 4/9/2021	5,857,639
2,510,870		Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.50%, 4/30/2021	2,507,706
2,962,500		WP Mustang Holdings LLC, Term Loan—Institutional, 5.50%, 5/29/2021	2,913,130
		TOTAL	119,540,999
		Transportation Services—0.5%
2,904,389		Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	2,865,543
		Utility - Electric—1.0%
5,880,045		Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,751,949
		Wireline Communications—0.5%
3,000,000		Level 3 Financing, Inc., Term Loan—Institutional, 3.50%, 5/31/2022	2,981,250
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $572,145,899)	562,206,625
		EXCHANGE-TRADED FUND—3.2%
800,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $19,193,800)	18,432,000
		INVESTMENT COMPANY—1.3%
7,834,329	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[2] (AT NET ASSET VALUE)	7,834,329
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $599,174,028)[3]	588,472,954
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(3,298,310)
		TOTAL NET ASSETS—100%	$585,174,644
1	Affiliated holding.
2	7-day net yield.
3	At September 30, 2015, the cost of investments for federal tax purposes was $598,732,195. The net unrealized depreciation of investments for federal tax was $10,259,241. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,195,991 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,455,232.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Floating Rate Loans	$—	$562,206,625	$—	$562,206,625
Exchange-Traded Fund	18,432,000	—	—	18,432,000
Investment Company	7,834,329	—	—	7,834,329
TOTAL SECURITIES	$26,266,329	$562,206,625	$—	$588,472,954

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015